Other Balance Sheet Components - Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 11,668	$ 11,668
Accumulated Amortization	(6,833)	(4,681)
Net Carrying Amount	$ 4,835	$ 6,987
Weighted Average Remaining Life (years)	2 years 9 months 18 days	3 years 3 months 18 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,068	$ 7,068
Accumulated Amortization	(4,684)	(3,451)
Net Carrying Amount	$ 2,384	$ 3,617
Weighted Average Remaining Life (years)	3 years	3 years
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,600	$ 4,600
Accumulated Amortization	(2,149)	(1,230)
Net Carrying Amount	$ 2,451	$ 3,370
Weighted Average Remaining Life (years)	2 years 8 months 12 days	3 years 8 months 12 days